SUBSEQUENT EVENTS (Details Narrative)	12 Months Ended
Jan. 31, 2017 USD ($)
Promissory note borrowed	$ 55,000
Interest rate on Promissory note	10.00%
Date of Promissory Note	Feb. 05, 2017
Name Change Effective Date	Mar. 24, 2017
Date of New Business Plan	Apr. 07, 2017